LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Loans Payable
SCHEDULE OF LOANS PAYABLE

	December 31, 2021	December 31, 2020
Opening balance	$97,916	$-
Acquisition of loans	-	120,851
Issuance of loans payable	60,000	60,000
Fair value adjustment	(24,576)	(26,152)
Repayment of loans payable	(44,428)	(57,873)
Accretion expense	4,405	1,090
Ending balance	$93,317	$97,916

SCHEDULE OF LOANS

	Start Date	Maturity Date	Rate	Carrying Value December 31, 2021	Carrying Value December 31, 2020
CEBA	2020-05-19	2022-12-31	0%	$37,384	$34,938
CEBA	2021-04-23	2022-12-31	0%	37,383	-
Vehicle loan	2019-08-30	2024-09-11	6.99%	18,550	25,295
Shopify loan	2020-08-05		7.00%	-	37,683
Total				$93,317	$97,916